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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MAY 14, 2008

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of each of the Funds listed below:

AIM V.I. Basic Balanced Fund                AIM V.I. Government Securities Fund
AIM V.I. Basic Value Fund                   AIM V.I. High Yield Fund
AIM V.I. Capital Appreciation Fund          AIM V.I. International Growth Fund
AIM V.I. Capital Development Fund           AIM V.I. Large Cap Growth Fund
AIM V.I. Core Equity Fund                   AIM V.I. Leisure Fund
AIM V.I. Diversified Income Fund            AIM V.I. Mid Cap Core Equity
AIM V.I. Dynamics Fund                      AIM V.I. Money Market Fund
AIM V.I. Financial Services Fund            AIM V.I. Small Cap Equity Fund
AIM V.I. Global Health Care Fund            AIM V.I. Technology Fund
AIM V.I. Global Real Estate Fund            AIM V.I. Utilities Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS-INVESTMENT STRATEGIES AND RISKS - FOREIGN INVESTMENTS -- FOREIGN SECURITIES" on page 4 of the Statement of Additional Information.

         "FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities outside the United States. The term "foreign securities" includes securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers when determining foreign securities limits. AIM V.I. Leisure Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund do not include ADRs, EDRs or Canadian securities when determining foreign securities limits. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations. For a discussion of ADRs and EDRs, please refer to subsection "Foreign Exchange Transaction -- ADRs and EDRs" below."